Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of maturities of lease liabilities

The following table sets forth the five-year maturity schedule of the Company’s lease liabilities:

For the years ending December 31,	Amount
2022	$40
2023	—
2024	—
2025	—
2026	—
Total operating lease payments	$40
Less: imputed interest	(1)
Present value of operating lease liabilities	$39

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future Minimum
For the year ending December 31,	Rentals
2022	$847
2023	443
2024	29
Total	$1,319